STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

February 12, 2010

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Advantage Funds, Inc. (Registration Nos: 33-51061 and 811-07123)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 90 (“Amendment No. 90”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”), which is being filed in order to add a new series to the Fund – Dreyfus Global Real Return Fund (the “New Series”).

The New Series’ investment objective is to seek total return (consisting of capital appreciation and income).  This objective may be changed without shareholder approval.  To pursue this goal, the New Series intends to use an actively-managed multi-asset strategy to produce absolute or real returns with low correlation with, and less volatility than, major markets over a complete market cycle, typically a period of several years.  The New Series will not be managed to a benchmark index.  Rather than managing to track a benchmark index, the New Series will seek to provide returns that are largely independent of market moves.  The New Series intends to allocate its investments among global equities, bonds and cash, and, generally to a lesser extent, other asset classes, including real estate, commodities, currencies and alternative or non-traditional asset classes and strategies.  The New Series intends to offer Class A, C and I shares, which will be subject to the same sales charges, distribution and service arrangements as Class A, C and I shares of other equity funds in the Dreyfus family of funds.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 90 in order to file certain exhibits, including Articles Supplementary, revised management and distribution agreements, a sub-investment advisory agreement between The Dreyfus Corporation and Newton Capital Management Limited, revised shareholder services, Rule 12b-1 and Rule 18f-3 plans and the consent of the Fund’s independent registered public accounting firm, and to make certain other revisions.  The Fund’s Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6274, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:           David Stephens

February 12, 2010

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Advantage Funds, Inc. (Registration Nos: 33-51061 and 811-07123)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant, on behalf of Dreyfus Global Real Return Fund, acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

ADVANTAGE FUNDS, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President